INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry forwards	$ 4,931	$ 5,498
Other	920	500
Deferred tax assets, before valuation allowance	5,851	5,998
Valuation allowance	(3,984)	(3,952)
Total deferred tax assets, net of valuation allowance	1,867	2,046
Deferred tax liabilities:
Intangible assets	4,523	5,248
Capitalized software development costs	(338)	(148)
Total deferred tax liabilities	(4,861)	(5,396)
Deferred tax asset (liability), net	(2,994)	(3,350)
Domestic:
Current deferred tax asset, net	110	360
Deferred tax liabilities, net	(659)	(971)
Non-current deferred tax asset, net	73	140
Long-term deferred tax liability	(2,518)	(2,879)
Deferred tax asset (liability), net	$ (2,994)	$ (3,350)